Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Consolidation

(a) Basis of Consolidation

The consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles. The consolidated financial statements include the accounts of the Company, its subsidiaries, and its VIE and VIE subsidiaries for which the Company is the primary beneficiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

(b) Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. The Company’s significant estimates include its accounts receivable, fair value of stock options and warrants, valuation allowance of deferred tax assets, and other intangible assets. Management makes these estimates using the best information available at the time the estimates are made; however actual results could differ from those estimates.

Economic, Pandemic, and Political Risks

(c) Economic, pandemic, and Political Risks

All the Company’s revenue-generating operations are conducted in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic, public health, and legal environments in the PRC, and by the general state of the PRC economy. The Company’s operations in the PRC are subject to special considerations and significant risks that are not typically pertaining to the companies in North America and Western Europe. These include risks associated with, among others, the political, economic, public health, and legal environments and foreign currency exchange. The Company’s financial results may be adversely affected by changes in the political, public health, and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, fiscal and monetary policies, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation.

Cash and Cash Equivalents

(d) Cash and Cash Equivalents

The Company considers all highly liquid investments purchased and cash deposits with financial institutions with original maturities of three months or less to be cash equivalents. The Company had no cash equivalents as of December 31, 2019 or 2018.

The Company maintains its cash accounts at credit worthy financial institutions and closely monitors the movements of its cash positions. As of December 31, 2019 and 2018, approximately $1.5 million and $1.6 million of cash, respectively, was held in bank accounts in the PRC.

Accounts Receivable, Accounts Receivable -related Parties, and Concentration of Risk

(e) Accounts Receivable, Accounts Receivable –related parties, and Concentration of Risk

Accounts receivable are recognized and carried at invoiced amount less an allowance for any uncollectible accounts, if any. The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company reviews the collectability of its receivables on a regular and ongoing basis. After all attempts to collect a receivable have failed, the receivable is written off against the allowance.

The Company evaluates the creditworthiness of all of its customers individually before accepting them and continuously monitors the recoverability of accounts receivable. If there are any indicators that a customer may not make payment, the Company may consider making provision for non-collectability for that particular customer. At the same time, the Company may cease further sales or services to such customer. The following are some of the factors that the Company considers in determining whether to discontinue sales or record an allowance:

●	the customer fails to comply with its payment schedule;
●	the customer is in serious financial difficulty;
●	a significant dispute with the customer has occurred regarding job progress or other matters;
●	the customer breaches any of the contractual obligations;
●	the customer appears to be financially distressed due to economic or legal factors;
●	the business between the customer and the Company is not active; and
●	other objective evidence indicates non-collectability of the accounts receivable.

The Company considers the following factors when determining whether to permit a longer payment period or provide other concessions to customers:

●	the customer’s past payment history;
●	the customer’s general risk profile, including factors such as the customer’s size, age, and public or private status;
●	macroeconomic conditions that may affect a customer’s ability to pay; and
●	the relative importance of the customer relationship to the Company’s business.

Since May 2017, the Company entered into a series of contracts with Shenzhen Taoping New Media, Co., Ltd. (“Shenzhen Taoping”) and its affiliates for the sale of the Company’s Cloud-Application-Terminal based digital ads display terminals, software and technical services. Shenzhen Taoping is a company controlled by Mr. Jianghuai Lin, the Chief Executive Officer of the Company.

Accounts receivable as at December 31, 2019 and 2018 are as follows:

	December 31, 2019	December 31, 2018
Accounts Receivable	$9,611,788	$11,437,581
Allowance for doubtful accounts	(4,685,707)	(3,441,650)
Accounts Receivable, net	$4,926,081	$7,995,931
Accounts Receivable - related parties	$10,862,238	$9,787,645
Allowance for doubtful accounts	(2,128,975)	(242,192)
Accounts Receivable - related parties, net	$8,733,263	$9,545,453
Non-current Accounts Receivable	$1,804,189	$1,078,777
Non-current Allowance for doubtful accounts	(156,080)	-
Non-current Accounts Receivable, net	$1,648,109	$1,078,777
Non-current Accounts Receivable - related parties	$4,035,831	$-
Non-current Allowance for doubtful accounts - related parties	(241,882)	-
Non-current Accounts Receivable - related parties, net	$3,793,949	$-

The allowance for doubtful accounts at December 31, 2019 and 2018, totaled approximately $7.2 million and $3.7 million, respectively, representing management’s best estimate. The following table describes the movements in the allowance for doubtful accounts during the years ended December 31, 2019 and 2018.

Balance at January 1, 2018	$2,981,705
Increase in allowance for doubtful accounts	862,644
Foreign exchange difference	(160,507)
Balance at December 31, 2018	$3,683,842
Increase in allowance for doubtful accounts	3,576,669
Foreign exchange difference	(47,867)
Balance at December 31, 2019	$7,212,644

Advances to Suppliers	(f) Advances to Suppliers Advances to suppliers represent cash deposits for the purchase of inventory items from suppliers.
Advances from Customers and Related Parties

(g) Advances from Customers and Related Parties

Advances from customers and related parties represent cash received from customers and related parties as advance payments for the purchases of the Company’s products and services.

Fair Value and Fair Value Measurement of Financial Instruments

(h) Fair Value and Fair Value Measurement of Financial Instruments

Management has estimated that carrying amounts reported in the consolidated balance sheets for cash, accounts receivable, accounts receivable – related party, advances to suppliers, loan receivable - related party, other current assets, accounts payable, other payables and accrued expenses, income taxes payable, convertible note payable, net, and due to related parties approximate their fair market value based on the short-term maturity of these instruments.

Fair Value Accounting

(i) Fair Value Accounting

Financial Accounting Standards Board (FASB) Accounting Standards Codifications (ASC) 820-10 “Fair Value Measurements and Disclosures”, establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). As required by FASB ASC 820-10, assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy under FASB ASC 820-10 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following tables present the fair value hierarchy of those assets and liabilities measured at fair value:

Recurring fair value measurements:

	Fair Value Measurements Using
		Quoted
		Prices in
		Active			Total Gains
		Markets	Significant		(Losses) for
		for	Other	Significant	the year
	As of	Identical	Observable	Unobservable	ended
	December 31,	Liabilities	Inputs	Inputs	December 31,
	2017	(Level 1)	(Level 2)	(Level 3)	2017
Warrants liability	$-	$-	$-	$-	$3,720
Total recurring fair value measurements					$3,720

As of December 31, 2017, the Company measured the fair value of its derivative liability related to warrants using a binomial or lattice model and Monte-Carlo Simulation for warrants A. Series A warrants expired on May 26, 2018 without exercise. Series B warrants were fully exercised as of December 31, 2016. The following tables reflect the quantitative information about recurring Level 3 fair value measurements:

	Series A	Series B
	Warrants	Warrants
December 31, 2017
Annual volatility	56.13%	-
Risk-free rate	1.46%	-
Dividend rate	0.00%	-
Contractual term	0.4 years	-
Closing price of ordinary shares	$1.48	$-
Conversion/exercise price	$7.73	$-

The warrants liability is considered a Level 3 liability on the fair value hierarchy as the determination of fair values includes various assumptions about future activities, stock price, and historical volatility inputs. Significant unobservable inputs for the Level 3 warrants liability include (1) the estimated probability of the occurrence of a down round financing during the term over which the related warrants are exercisable, (2) the estimated magnitude of the down round, and (3) the estimated magnitude of any net cash fractional share settlement. Significant increases or decreases in any of those inputs in isolation would result in a significantly different fair value measurement.

The table below reflects the components effecting the change in fair value for the year ended December 31, 2017:

	Level 3 Liabilities
	For the Year Ended December 31, 2017
	January 1,		Change in Fair	December 31,
	2017	Settlements	Value	2017
Warrants liability (see Note 14)	$3,720	$-	$(3,720)	$-

Inventories

(j) Inventories

Inventories are valued at the lower of cost and net realizable value. Net realizable value is the expected selling price in the ordinary course of business minus any costs of completion, disposal, and transportation to make the sale.

The Company performs an analysis of slow-moving or obsolete inventory periodically and any necessary valuation reserves, which could potentially be significant, are included in the period in which the evaluations are completed. Any inventory impairment results in a new cost basis for accounting purposes.

Property, Plant and Equipment

(k) Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated amortization and depreciation. Amortization and depreciation is provided over the assets’ estimated useful lives, using the straight-line method. Estimated useful lives of property, plant and equipment are as follows:

Office buildings	20-50 years
Plant and machinery	3-20 years
Electronics equipment, furniture and fixtures	3-5 years
Motor vehicles	5 years
Purchased software	5 years

Maintenance and repairs costs are expensed as incurred, whereas significant renewals and betterments are capitalized.

Intangible Assets

(l) Intangible assets

Intangible assets represent technology, and software development costs and trademarks capitalized by the Company’s subsidiaries.

Intangible assets are stated at acquisition fair value or cost less accumulated amortization, and amortized using the straight-line method over the following estimated useful lives:

Software development costs	3-5 years
Trademarks	5 years

Convertible Promissory Note

(m) Convertible promissory note

The Company determines the appropriate accounting treatment of its convertible debts in accordance with the terms in relation to conversion features. After considering the impact of such features, the Company may account for such instrument as a liability in its entirety, or separate the instrument into debt and equity components following the guidance described under ASC 815 Derivatives and Hedging and ASC 470 Debt. The debt discount, if any, together with related issuance cost are subsequently amortized as interest expense over the period from the issuance date to the earliest conversion date or stated redemption date .The Company presented the issuance cost of debt in the balance sheet as a direct deduction from the related debt.

Impairment of Long-lived Assets

(n) Impairment of Long-Lived Assets

Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. It is reasonably possible that these assets could become impaired as a result of technology or other industry changes. Recoverability of assets to be held and used is determined by comparing their carrying amount with their expected future net undiscounted future cash flows from the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by how much the carrying amount exceeds the fair value of the assets. There were no impairment charges for the years ended December 31, 2019, 2018 and 2017. Assets held for disposal, if any, are reported at the lower of the carrying amount or fair value less costs to sell.

Derivative Liability - Warrants

(o) Derivative liability - Warrants

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is determined and re-assessed at the end of each reporting period, in accordance with FASB ASC Topic 815, “Derivatives and Hedging”. This guidance affects the accounting for warrants issued acquiring the Company’s ordinary shares that contain provisions to protect warrant holders from a decline in the stock price, referred to as down-round protection. Down-round provisions reduce the exercise price of a warrant, if the company either issues equity shares for a price that is lower than the exercise price of the warrants, or issues convertible instruments with a conversion price per equity share that is less than the exercise price of the warrants, or issues new warrants or options that have a lower exercise price. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value charged to earning or loss. The Company generally uses a binomial or lattice model and Monte-Carlo simulation to value the warrants at inception and subsequent valuation dates. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Revenue Recognition

(p) Revenue Recognition

Beginning January 1, 2018, the Company has adopted the ASU 2014-09, Topic 606, “Revenue from Contracts with Customers” and its related amendments (collectively referred to as “ASC 606”) for its new revenue recognition accounting policy that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The adoption of the new revenue recognition standard has no material impact on the Company’s consolidated financial statements for any periods prior to 2018. Therefore prior period amounts are not adjusted.

The Company generates its revenues primarily from three sources: (1) hardware sales, (2) software sales, and (3) system integration. Revenue is recognized when obligations under the terms of a contract with our customers are satisfied; and generally occurs upon delivery of the goods and services.

Hardware Sales

Hardware revenues are generated primarily from the sale of Cloud-Application-Terminal based digital ads display terminals with integrated software essential to the functionality of the hardware to our customers (inclusive of related parties). Although manufacturing of the hardware has been outsourced to the Company’s Original Equipment Manufacturer (OEM) suppliers, the Company has acted as the principal of the contract. The Company recognized the hardware sales at the point of delivery. The Company has indicated that it may from time to time provide future unspecified software upgrades to the hardware products’ essential software, which is expected to be infrequent and, free of charge. Non-software service is mainly the one-time training session provided to the customer to familiarize them with the software operation upon the customer’s initial introduction to the software platform. The costs of providing infrequent software upgrade and training provided to the customer for familiarizing the software operations are de minimis. As a result, the Company does not allocate transaction price to software upgrade and customer training. Hardware sales are classified as “Revenue-Products” on the Company’s consolidated statements of operations.

Software Sales

Customers in the private sector contract the Company to design and develop software products specifically customized for their needs for a fixed price. Software development projects usually include developing software, integrating various isolated software systems into one, and testing the system. The design and build services, together with the integration of the various elements, are generally determined to be essential to the functionality of the delivered software. The contracted price is usually paid in installments based on progression of the project or at the delivery of the software. The Company usually provides non-software services including after-sale support, technical training. The technical training only occurs at the introduction of the software. The software is highly specialized and stable, after-sale support and subsequent upgrade or enhancement are infrequent. The Company has estimated the costs associated with the non-software performance obligations and concludes that these obligations are de minimis to the overall contract. Therefore, the Company does not further allocate transaction price.

The Company usually completes the customized software contracts less than 12 months and recognizes the revenue at the point of delivery because the Company does not have an enforceable right to payment for performance completed to date. Revenues from software development contracts are classified as “Revenue-Software” on the Company’s consolidated statements of operations.

System Integration Services

System integration revenues are generated from fixed-price contracts which combine both customized software development and integration, and non-customized hardware. System integration projects usually include the purchase of hardware, software development, and integration of various systems into one, and test of the system. Customers are billed in accordance with contract terms, which typically require a partial payment at the signing of the contract, partial payment upon delivery and customer acceptance, with the remainder due within a stated period of time not exceeding 12 months.

As a result of the Company’s business transformation from a traditional IT business solution provider to a provider of integrated Cloud-Application-Terminal based products and services, system integration services have been phased out. The System Integration Service revenue was approximately $390,000 for the year ended December 31, 2017 and was zero in 2018 and 2019. The adoption of ASC 606 has no impact on the System Integration Service revenue.

Other Revenue

The Company also reports other revenue which comprises revenue generates from other hardware maintenance services, network maintenance services, rental income, and miscellaneous income.

On January 1, 2019, the Company adopted ASC 842 – Leases that requires lessor to identify the underlying assets and allocate rental income among considerations in lease and non-lease components. The adoption of the new lease accounting standard has no material impact on the Company’s consolidated financial statements for any periods prior to 2019. Therefore, prior period amounts are not adjusted. The Company owns two units of office space renting out to a third party and a related party under non-cancelable operating lease agreements with lease terms of six years starting from May 1, 2016 and three years starting from July 1, 2019, respectively. The lease agreements have fixed monthly rental payments, and no non-lease component or option for lessees to purchase the underlying assets. The Company collects monthly rental payments from the lessees, and has generated approximately $424,000 and $350,000 rental income for the periods ended December 31, 2019, and 2018, respectively.

Annual minimum lease payments to be received in the next 5 years:

2020	451,294
2021	470,764
2022	169,435
Total	1,091,493

Excluding rental income, revenue is recognized when performance obligations are satisfied upon competition of the services.

Contract balances

The Company records advances from customers when cash payments are received or due in advance of our performance. For the year ended December 31, 2019, 2018 and 2017, the Company recognized revenue of $335,000, $1,290,000 and $1,430,000, respectively, that was included in the advances from customers balance at the beginning of each reporting period.

Practical expedients and exemptions

The Company generally expenses sales commissions if any incurred because the amortization period would have been one year or less. In many cases, the Company is approached by customers for customizing software products for their specific needs without incurring significant selling expenses.

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

Treasury Stock

(q) Treasury Stock

The Company repurchases its ordinary shares from time to time in the open market and holds such shares as treasury stock. The Company applies the “cost method” and presents the cost to repurchase such shares as a reduction in equity.

Stock-based Compensation

(r) Stock-based compensation

The Company applies ASC No. 718, “Compensation-Stock Compensation”, which requires that share-based payment transactions with employees, such as share options, be measured based on the grant date fair value of the equity instrument and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

The Company adopted ASU 2018-07, Compensation-Stock Compensation (Topic: 718): Improvements to Nonemployee Share-Based Payment Accounting on January 1, 2019, to account for stock-based compensation to goods and services provided by the third parties. The fair value of the equity awards to nonemployee are measured on the grant day. Under this guidance, compensation cost related to nonemployee share options or similar equity instruments is recognized in the same period and in the same manner (i.e. capitalize or expense) the entity would if it paid cash for the goods or services.

The Company’s adoption of ASU 2018-07 has no material impact to the Company’s consolidated financial statements, nor requirement for cumulative adjustment in retained earnings or other components of equity or net assets.

During the year ended December 31, 2019, 2018, and 2017, the Company recognized approximately $580,000, $629,000 and $583,000, respectively, of stock-based compensation expense.

Foreign Currency Translation

(s) Foreign Currency Translation

The functional currency of the US and BVI companies is the United States dollar. The functional currency of the Company’s Hong Kong subsidiaries is the Hong Kong dollar.

The functional currency of the Company’s wholly-owned PRC subsidiaries and its VIE is the Chinese Renminbi Yuan, (“RMB”). RMB is not freely convertible into foreign currencies. The Company’s PRC subsidiaries’ and their VIE’s financial statements are maintained in the functional currency. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet date. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. Exchange gains or losses arising from foreign currency transactions are included in the determination of net loss for the respective periods.

For financial reporting purposes, the financial statements of the Company have been translated into United States dollars. Assets and liabilities are translated at exchange rates at the balance sheet dates, revenue and expenses are translated at average exchange rates, and equity is translated at historical exchange rates. Any resulting translation adjustments are not included in determining net income but are included in other comprehensive loss, a component of equity.

The exchange rates adopted are as follows:

	December 31, 2019	December 31, 2018
Year-end RMB to US$ exchange rate	6.9692	6.8787
Average yearly RMB to US$ exchange rate	6.9072	6.6079

The average yearly RMB to US$ exchange rate adopted for the year ended December 31, 2017 was 6.7561.

No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at the rates used in translation.

Research & Development Expenses

(t) Research & Development Expenses

The Company follows the guidance in FASB ASC 985-20, Cost of Software to Be Sold, Leased or Marketed, regarding software development costs to be sold, leased, or otherwise marketed.

FASB ASC 985-20-25 requires research and development costs for software development to be expensed as incurred until the software model is technologically feasible. Technological feasibility is established when the enterprise has completed all planning, designing, coding, testing, and identification of risks activities necessary to establish that the product can be produced to meet its design specifications, features, functions, technical performance requirements. A certain amount of judgment and estimation is required to assess when technological feasibility is established, as well as the ongoing assessment of the recoverability of capitalized costs. The Company’s products reach technological feasibility shortly before the products are released and sold to the public. Therefore research and development costs are generally expensed as incurred.

Subsidy Income

(u) Subsidy Income

Subsidy income mainly represents income received from various local governmental agencies in China for developing high technology products in the fields designated by the government as new and highly innovative. We have no continuing obligation under the subsidy provision. The Company recognizes subsidy income upon receipt of official grant notice from local government authorities.

Sales, Use, Other Value-added Taxes, and Income Taxes

(v) Sales, use, other value-added taxes, and income taxes

Revenue is recorded net of applicable sales, use, and value-added taxes.

Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as non-current in the financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion, or all of, the deferred tax assets will not be realized. The Company classifies interest and/or penalties related to unrecognized tax benefits, if any, as a component of income tax expense.

The Company applies the provisions of ASC No. 740 “Income Taxes” (“ASC 740”), which clarifies the accounting for uncertainty in income taxes recognized by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides accounting guidance on de-recognition, classification, interest and penalties, and disclosure.

Discontinued Operations

(w) Discontinued Operations

The Company follows “ASU 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity” for reporting discontinued operations. Under the revised standard, a discontinued operation must represent a strategic shift that has or will have a major effect on an entity’s operations and financial results. Examples could include a disposal of a major line of business, a major geographical area, a major equity method investment, or other major parts of an entity. The revised standard also allows an entity to have certain continuing cash flows or involvement with the component after the disposal. Additionally, the standard requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations.

Segment Reporting

(x) Segment reporting

Segment information is consistent with how management reviews the businesses, makes investing and resource allocation decisions and assesses operating performance. Transfers and sales between reportable segments, if any, are recorded at cost.

The Company reports financial and operating information in the following two segments:

(a)	Cloud-based Technology (CBT) segment — The CBT segment is the Company’s current and future focus for corporate development. It includes the Company’s cloud-based products and services sold to private sectors including new media, healthcare, education, and residential community management. In this segment, the Company generates revenues from the sales of hardware and software total solutions with proprietary software and content as well as from designing and developing software products specifically customized for private sector customers’ needs for a fixed price.

(b)	Traditional Information Technology (TIT) segment —The TIT segment includes the Company’s project-based technology products and services sold to the public sector. The solutions the Company has sold primarily include Geographic Information Systems (GIS), Digital Public Security Technology (DPST), and Digital Hospital Information Systems (DHIS). In this segment, the Company generates revenues from sales of hardware and system integration services.

Reclassifications

(y) Reclassifications

Certain prior period amounts have been reclassified to be comparable to the current period presentation. This reclassification has no effect on previously reported net assets or net income (loss).

Recent Accounting Pronouncements

(z) Recent Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326). This new standard changes the impairment model for most financial assets and certain other instruments. Entities will be required to use a model that will result in the earlier recognition of allowances for losses for trade and other receivables, held-to-maturity debt securities, loans, and other instruments. For available-for-sale debt securities with unrealized losses, the losses will be recognized as allowances rather than as reductions in the amortized cost of the securities. The new standard is effective for annual periods, and for interim periods within those annual periods, beginning after December 15, 2019, with early adoption permitted. We are assessing the impact on our future consolidated financial statements

In August 2018, the FASB issued ASU 2018-13,” Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement.” “These amendments modify the disclosure requirements in Topic 820 as follows: Removals of the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy; the policy for timing of transfers between levels; the valuation processes for Level 3 fair value measurements; and for nonpublic entities, the changes in unrealized gains and losses for the period included in earnings for recurring Level 3 fair value measurements held at the end of the reporting period. Modifications in lieu of a rollforward for Level 3 fair value measurements, a nonpublic entity is required to disclose transfers into and out of Level 3 of the fair value hierarchy and purchases and issues of Level 3 assets and liabilities; For investments in certain entities that calculate net asset value, an entity is required to disclose the timing of liquidation of an investee’s assets and the date when restrictions from redemption might lapse only if the investee has communicated the timing to the entity or announced the timing publicly; and the amendments clarify that the measurement uncertainty disclosure is to communicate information about the uncertainty in measurement as of the reporting date. Additions, the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period; and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. For certain unobservable inputs, an entity may disclose other quantitative information (such as the median or arithmetic average) in lieu of the weighted average if the entity determines that other quantitative information would be a more reasonable and rational method to reflect the distribution of unobservable inputs used to develop Level 3 fair value measurements.” Amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Adoption of ASU 2018-13 is not expected to have material impact on the consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, “Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract.” These amendments align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license). The accounting for the service element of a hosting arrangement that is a service contract is not affected by these amendments. The amendments are effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2019. Adoption of ASU 2018-13 is not expected to have material impact on the consolidated financial statements.

In October 2018, the FASB issued ASU 2018-17, “Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities”. “The new guidance supersedes the private company alternative for common control leasing arrangements issued in 2014 and expands it to all qualifying common control arrangements. The ASU also amends the guidance for determining whether a decision-making fee is a variable interest. The amendments require organizations to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety (as currently required in GAAP). Therefore, these amendments likely will result in more decision makers not consolidating VIEs. This ASU are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Adoption of ASU 2018-17 is not expected to have material impact on the consolidated financial statements.

In March 2019, the FASB issued ASU 2019-01, “Leases (Topic 842): Codification Improvements”. “These amendments align the guidance for fair value of the underlying asset by lessors that are not manufacturers or dealers in Topic 842 with that of existing guidance. As a result, the fair value of the underlying asset at lease commencement is its cost, reflecting any volume or trade discounts that may apply. However, if there has been a significant lapse of time between when the underlying asset is acquired and when the lease commences, the definition of fair value (in Topic 820, Fair Value Measurement) should be applied. (Issue 1). The ASU also requires lessors within the scope of Topic 942, Financial Services—Depository and Lending, to present all “principal payments received under leases” within investing activities. (Issue 2). Finally, the ASU exempts both lessees and lessors from having to provide certain interim disclosures in the fiscal year in which a company adopts the new leases standard. (Issue 3). “The transition and effective date provisions apply to Issue 1 and Issue 2. They do not apply to Issue 3 because the amendments for that Issue are to the original transition requirements in Topic 842. The effective date of those amendments is for fiscal years beginning after December 15, 2019. Adoption of ASU 2019-01 is not expected to have material impact on the consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, “Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)—Clarifying the Interactions between Topic 321, Topic 323, and Topic 815.” This ASU among other things clarifies that a company should consider observable transactions that require a company to either apply or discontinue the equity method of accounting under Topic 323, Investments—Equity Method and Joint Ventures, for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. The new ASU clarifies that, when determining the accounting for certain forward contracts and purchased options a company should not consider, whether upon settlement or exercise, if the underlying securities would be accounted for under the equity method or fair value option. For public companies, ASU No. 2020-01 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early application is permitted, including early adoption in an interim period for periods for which financial statements have not yet been issued. An entity should apply ASU No. 2020-01 prospectively at the beginning of the interim period that includes the adoption date. Adoption of ASU 2020-01 is not expected to have material impact on the consolidated financial statements.

The Company has considered all other recently issued accounting pronouncements and does not believe that the adoption of such pronouncements will have a material impact on the consolidated financial statements.